NOTES PAYABLE (Details)	Sep. 30, 2016 USD ($)
Notes payable	$ 922,008
Decathlon [Member]
Notes payable	161,133
Finquest Capital [Member]
Notes payable	25,000
Brajoscal [Member]
Notes payable	25,000
Nottingham Securities [Member]
Notes payable	130,979
Individual Investor [Member]
Notes payable	61,211
Individual Investor 1 [Member]
Notes payable	25,250
Individual Investor 2 [Member]
Notes payable	40,961
Individual Investor 3 [Member]
Notes payable	53,135
Individual Investor 4 [Member]
Notes payable	48,000
Individual Investor 5 [Member]
Notes payable	1,482
Principal Officers [Member]
Notes payable	$ 349,857